Shareholders' Equity - Share Capital and Other Contributed Capital (Details) - SEK (kr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in equity
Opening balance equity attributable to equity holders of the Parent Company	kr 1,008,281,000
Total registered shares at the beginning of period	52,341,584	49,941,584	49,941,584
New issue of shares during the period	6,764,604		2,400,000
Series C shares held by the entity	kr 59,106,188	kr 49,941,584	kr 52,341,584
Total registered shares at the end of period	59,106,188	49,941,584	52,341,584
Share capital at the end of period	kr 2,364,000	kr 1,998,000	kr 2,094,000
Equity attributable to equity holders of the Parent Company	721,094,000	931,206,000	1,008,281,000	kr 1,210,491,000
Non-controlling interests		32,172,000			kr 45,809,000
Closing balance equity	kr 721,094,000	kr 963,378,000	kr 1,008,281,000
Ordinary shares
Changes in equity
Outstanding shares	53,198,170	49,941,584	52,341,584
Series C shares
Changes in equity
Series C shares held by the entity	5,908,018
Calliditas
Changes in equity
Total registered shares at the beginning of period	52,341,584
Total registered shares at the end of period	53,198,170	49,941,584	52,341,584